Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Grant income	$ 338	$ 1,964
Operating expenses:
Research and development	(31,287)	(22,565)
General and administrative	(7,614)	(9,556)
Total operating expenses, net	(38,563)	(30,157)
Other income (expense):
Interest income	510	541
Other income (expense)	4,484	(984)
Total other income, net	4,994	(443)
Net loss before income tax	(33,569)	(30,600)
Income tax benefit	3,696	3,421
Net loss attributable to ordinary shareholders	(29,873)	(27,179)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(17,701)	5,051
Total comprehensive loss	$ (47,574)	$ (22,128)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.60)	$ (0.69)
Weighted-average basic and diluted ordinary shares (shares)	49,859,739	39,471,029